CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS)
Net Revenue	$ 12,409	$ 11,026	$ 53,723	$ 42,618	$ 37,045
Cost Of Goods Sold	10,835	12,503	51,246	40,413	47,790
Gross Profit (loss)	1,574	(1,477)	2,477	2,205	(10,745)
Operating Expenses
General And Administrative	2,164	2,460	13,907	11,762	25,814
Sales And Marketing	1,761	1,441	8,559	5,169	8,029
Depreciation And Amortization	108	324	1,313	1,082	993
Total Operating Expenses	4,033	4,225	23,779	18,013	34,836
Loss From Operations	(2,459)	(5,702)	(21,302)	(15,808)	(45,581)
Other Income (expense)	(143)	(229)	1,390	2,202	254
Other Income/(expense)
Unrealized Change In Fair Value Of Investment	(70)	106	(60)	(548)	(2,250)
Interest Expense	(1,310)	(831)	(4,492)	(3,331)	(2,152)
Total Other Income (expense)	(1,523)	(954)	(3,162)	(5,878)	(4,148)
Loss On Termination Of Investment			0	(4,201)	0
Loss Before Provision For Income Taxes	(3,982)	(6,656)	(24,464)	(21,686)	(49,729)
Provision For Income Taxes	75	63	213	224	205
Net Loss	$ (4,057)	$ (6,719)	$ (24,677)	$ (21,910)	$ (49,934)
Net Loss Per Share:
Basic	$ (0.04)	$ (0.13)	$ (0.27)	$ (0.65)	$ (1.59)
Diluted	$ (0.04)	$ (0.13)	$ (0.27)	$ (0.65)	$ (1.59)
Weighted Average Shares Outstanding:
Basic	100,118	53,592	90,746	33,940	31,379
Diluted	100,118	53,592	90,746	33,940	31,379